Scope of Consolidation, Subsidiaries and Other Equity Investments - Subsidiaries (Details) € in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€) employee	Dec. 31, 2017 EUR (€) employee	Dec. 31, 2016 EUR (€) employee	Jan. 01, 2018 EUR (€)	Dec. 31, 2015 EUR (€)
SUBSIDIARIES
Revenue	€ 24,708,000	€ 23,461,000	€ 22,062,000
Profit/Loss After Tax	4,088,000	4,046,000	3,629,000
Total Equity	€ 28,877,000	€ 25,515,000	€ 26,383,000	€ 25,573,000	€ 23,285,000
Number of Employees | employee	96,498	88,543	84,183
Ariba, Inc., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 1,168,287
Profit/Loss After Tax	212,728
Total Equity	€ 3,972,022
Number of Employees | employee	1,872
Callidus Software Inc., Dublin, CA, United States
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 175,789
Profit/Loss After Tax	(52,016)
Total Equity	€ 2,053,873
Number of Employees | employee	810
Concur Technologies, Inc., Bellevue, WA, United States
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 1,545,720
Profit/Loss After Tax	1,787
Total Equity	€ 7,340,513
Number of Employees | employee	3,569
LLC SAP CIS, Moscow, Russia
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 472,531
Profit/Loss After Tax	23,133
Total Equity	€ 62,725
Number of Employees | employee	837
SAP (Schweiz) AG, Biel, Switzerland
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 822,547
Profit/Loss After Tax	68,029
Total Equity	€ 84,935
Number of Employees | employee	767
SAP (UK) Limited, Feltham, United Kingdom
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 1,227,572
Profit/Loss After Tax	10,385
Total Equity	€ (47,515)
Number of Employees | employee	1,794
SAP America, Inc., Newtown Square, PA, United States
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 5,363,074
Profit/Loss After Tax	(514,481)
Total Equity	€ 14,320,071
Number of Employees | employee	8,184
SAP Argentina S.A., Buenos Aires, Argentina
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 142,718
Profit/Loss After Tax	(25,540)
Total Equity	€ (15,237)
Number of Employees | employee	825
SAP Asia Pte Ltd, Singapore, Singapore
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 458,919
Profit/Loss After Tax	(28,224)
Total Equity	€ 21,625
Number of Employees | employee	1,262
SAP Australia Pty Ltd, Sydney, Australia
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 733,060
Profit/Loss After Tax	(18,774)
Total Equity	€ 42,366
Number of Employees | employee	1,322
SAP Brasil Ltda, Sao Paulo, Brazil
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 519,124
Profit/Loss After Tax	(33,903)
Total Equity	€ (26,346)
Number of Employees | employee	1,913
SAP Canada, Inc., Toronto, Canada
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 865,582
Profit/Loss After Tax	53,734
Total Equity	€ 465,034
Number of Employees | employee	2,999
SAP China Co., Ltd., Shanghai, China
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 949,367
Profit/Loss After Tax	(67,883)
Total Equity	€ (184,135)
Number of Employees | employee	5,272
SAP Deutschland SE & Co. KG, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 4,199,201
Profit/Loss After Tax	754,022
Total Equity	€ 1,567,774
Number of Employees | employee	4,707
SAP Espana - Sistemas, Aplicaciones y Productos en la Informatica, S.A., Madrid, Spain
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 491,270
Profit/Loss After Tax	24,691
Total Equity	€ 336,419
Number of Employees | employee	652
SAP France, Levallois Perret, France
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 1,051,242
Profit/Loss After Tax	156,005
Total Equity	€ 1,606,922
Number of Employees | employee	1,564
SAP Hungary Rendszerek, Alkalmazasok es Termekek az Adatfeldolgozasban Informatikai Kft., Budapest, Hungary
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 112,448
Profit/Loss After Tax	1,775
Total Equity	€ 21,073
Number of Employees | employee	956
SAP India Private Limited, Bangalore, India
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 621,942
Profit/Loss After Tax	72,674
Total Equity	€ 344,218
Number of Employees | employee	2,028
SAP Industries, Inc., Newtown Square, PA, United States
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 638,394
Profit/Loss After Tax	118,321
Total Equity	€ 691,709
Number of Employees | employee	338
SAP Italia Sistemi Applicazioni Prodotti in Data Processing S.p.A., Vimercate, Italy
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 563,346
Profit/Loss After Tax	39,332
Total Equity	€ 427,184
Number of Employees | employee	710
SAP Japan Co., Ltd., Tokyo, Japan
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 980,832
Profit/Loss After Tax	82,902
Total Equity	€ 192,939
Number of Employees | employee	1,210
SAP Labs India Private Limited, Bangalore, India
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 477,630
Profit/Loss After Tax	40,051
Total Equity	€ 132,888
Number of Employees | employee	8,282
SAP Labs, LLC, Palo Alto, CA, United States
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 604,460
Profit/Loss After Tax	124,246
Total Equity	€ 484,511
Number of Employees | employee	2,189
SAP Mexico S.A. de C.V., Mexico City, Mexico
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 386,079
Profit/Loss After Tax	10,984
Total Equity	€ 20,172
Number of Employees | employee	869
SAP National Security Services, Inc., Newtown Square, PA, United States
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 552,326
Profit/Loss After Tax	130,945
Total Equity	€ 426,052
Number of Employees | employee	448
SAP Nederland B.V., 's-Hertogenbosch, the Netherlands
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 613,282
Profit/Loss After Tax	52,886
Total Equity	€ 145,553
Number of Employees | employee	611
SAP Service and Support Centre (Ireland) Limited, Dublin, Ireland
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 180,364
Profit/Loss After Tax	15,930
Total Equity	€ 65,128
Number of Employees | employee	1,628
SuccessFactors, Inc., South San Francisco, CA, United States
SUBSIDIARIES
Ownership	100.00%
Revenue	€ 867,910
Profit/Loss After Tax	203,903
Total Equity	€ 3,609,046
Number of Employees | employee	999